OTHER BORROWINGS	12 Months Ended
Dec. 31, 2013
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2013	2012
	(In thousands)
Advances from the Federal Home Loan Bank	$17,181	$17,622
Other	7	3
Total	$17,188	$17,625

Advances from the Federal Home Loan Bank (“FHLB”) are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 133% to 159%, respectively of outstanding advances, as well as certain agency mortgage backed securities. Advances are also secured by FHLB stock that we own. As of December 31, 2013, we had unused borrowing capacity with the FHLB (subject to the FHLB’s credit requirements and policies) of $150.7 million. Interest expense on advances amounted to $1.1 million, $1.2 million and $1.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. During 2012 and 2011 FHLB advances totaling $3.0 million and $33.0 million, respectively were terminated with no realized gain or loss. No FHLB advances were terminated during 2013.

As a member of the FHLB, we must own FHLB stock equal to the greater of 1.0% of the unpaid principal balance of residential mortgage loans or 5.0% of our outstanding advances. At December 31, 2013, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2013		2012
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2014	$4,240	5.73%	$4,240	5.73%
2016	2,313	6.55	2,413	6.55
2017	1,377	7.04	1,429	7.04
2018	5,888	5.99	6,089	5.99
2019 and thereafter	3,363	7.49	3,451	7.49
Total advances	$17,181	6.38%	$17,622	6.38%

A summary of repayments of FHLB Advances at December 31, 2013, follows:

(In thousands)

2014	$4,717
2015	515
2016	2,521
2017	1,587
2018	5,042
2019 and thereafter	2,799
Total	$17,181

We had no borrowings outstanding with the FRB during the years ended or at December 31, 2013, 2012 or 2011. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $276.7 million at December 31, 2013. Collateral for FRB borrowings are certain securities available for sale and certain commercial loans.

Assets, including securities available for sale and loans, pledged to secure other borrowings totaled $785.7 million at December 31, 2013.